Consolidated statement of cash flows (parenthetical) ₨ in Thousands, $ in Thousands	Mar. 31, 2019 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)
Components of cash and cash equivalents:
Cash on hand	$ 41	₨ 2,859	₨ 2,511	₨ 1,105
Balances with banks
On current account	25,395	1,756,322	2,218,400	1,230,028
On deposit accounts			11,098
Cash in transit	166	11,498	23,902	30,371
Credit card collection in hand	5,645	390,335	209,162	271,125
Total cash and cash equivalents	31,247	2,161,014	2,465,073	1,532,629
Bank overdrafts	(11,531)	(797,343)
Total cash and cash equivalents	$ 19,716	₨ 1,363,671	₨ 2,465,073	₨ 1,532,629